Lease - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
2026	$ 79,975
2027	66,646
Total future minimum lease payments	146,621
Less: imputed interest	6,145
Present value of lease liabilities	$ 140,476	$ 23,407